Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Apr. 11, 2013
Document And Entity Information
Entity Registrant Name	PACIFIC GOLD CORP
Entity Central Index Key	0001137855
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 592,234
Entity Common Stock, Shares Outstanding		1,233,410,874
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and Cash Equivalents	$ 12,198	$ 103,454
Accounts Receivable	0	18,844
Inventory	0	288,982
Prepaid Expenses	9,778	10,730
Total Current Assets	21,976	422,010
Mineral Rights, Plant and Equipment
Mineral rights, net	650,164	570,411
Plant and Equipment, net	470,677	524,789
Water Rights and Wells	90,000	90,000
Land	13,670	13,670
Total Mineral Rights, Plant and Equipment, net	1,224,511	1,198,870
Intangibles
Total Intangibles, net	9,417	0
Other Assets:
Deposits	0	3,524
Reclamation Bond	197,938	196,780
Total Other Assets	197,938	200,304
TOTAL ASSETS	1,453,842	1,821,184
Current Liabilities:
Accounts Payable	1,060,894	655,230
Accrued Expenses	264,357	780,033
Notes Payable - Related Parties	0	414,606
Convertible Notes, net	408,083	30,575
Accrued Interest - Convertible Note	45,589	4,027
Derivative Liability	10,605,454	100,699
Accrued Interest - Promissory Notes	49,281	143,145
Promissory Notes	1,121,175	1,244,900
Total Current Liabilities	13,554,833	3,373,215
Long Term Liabilities:
Accrued Interest	37,368	108,521
Notes Payable	1,471,106	1,223,031
Total Liabilities	15,063,307	4,704,767
Stockholders' Deficit:
Preferred Stock	0	0
Common Stock	0	38,769
Additional Paid-in Capital	30,201,102	24,262,830
Non-Controlling Interests	(2,233)	0
Accumulated Deficit	(43,808,334)	(27,185,182)
Total Stockholders' Deficit	(13,609,465)	(2,883,583)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,453,842	$ 1,821,184

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock, par value per share in dollars	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value in dollars	$ 0.0000000001	$ 0.001
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	144,770,119	38,768,733
Common stock, shares outstanding	144,770,119	38,768,733

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Total Revenue	$ 165,816	$ 121,401
Production Costs:
Production Costs	421,284	196,508
Depreciation	151,188	152,982
Gross Margin	(406,656)	(228,089)
Operating Expenses:
General and Administrative	2,112,981	1,203,014
Inventory Write Down	131,153	304,312
Total Operating Expenses	2,244,134	1,507,326
Net Loss from Operations	(2,650,790)	(1,735,415)
Other Income (Expenses)
Gain (Loss)on Extinguishment of Debt	(975,770)	16,894
Foreign Exchange Gain (Loss)	(1,053)	(10,410)
Amortization of Debt Discount	(1,655,208)	(170,575)
Interest Expense	(1,300,028)	(289,222)
Other Income	6,781	518,564
Gain on Sale of Assets	10,000	13,511
Change in Fair Value of Derivative Liability	(10,059,317)	274,376
Total Other Income (Expenses)	(13,974,595)	353,139
Net Loss Before Non-Controlling Interests	(16,625,385)	(1,382,276)
Less: Loss Attributable to Non-Controlling Interests	(2,233)	0
Net Loss	$ (16,623,152)	$ (1,382,276)
Basic and Diluted Loss per Share	$ (0.152)	$ (0.037)
Weighted Average Shares Outstanding - Basic and Diluted	109,033,922	37,448,906

Consolidated Statement of Stockholders' Deficit (USD $)	Common Stock	Preferred Stock	Additional Paid-In Capital	Non-Controlling Interests	Accumulated Deficit	Total
Beginning Balance - value at Dec. 31, 2010	$ 37,187	$ 0	$ 23,246,020		$ (25,802,906)	$ (2,519,699)
Beginning Balance - shares at Dec. 31, 2010	37,186,656	0
Stock Issued for Mineral Rights	50		19,950			20,000
Stock Issued for Mineral Rights - shares	50,000
Conversion of Notes Payable	1,432		936,960			938,392
Conversion of Notes Payable - shares	1,432,077
Stock Issued for Settlement Payment	100		59,900			60,000
Stock Issued for Settlement Payment - shares	100,000
Net Loss					(1,382,276)	(1,382,276)
Ending Balance - value at Dec. 31, 2011	38,769	0	24,262,830		(27,185,182)	(2,883,583)
Ending Balance - shares at Dec. 31, 2011	38,768,733	0
Conversion of Notes Payable	0		5,214,463			5,214,463
Conversion of Notes Payable - shares	80,253,767
Stock issued for Accrued Liabilities	0		637,440			637,440
Stock issued for Accrued Liabilities - shares	25,497,619
Stock issued for Services	0		47,600			47,600
Stock issued for Services - shares	250,000
Reduction in Par Value	(38,769)		38,769			0
Net Loss Attributable to the Non-Controlling Interest				(2,233)		(2,233)
Net Loss					(16,623,152)	(16,623,152)
Ending Balance - value at Dec. 31, 2012		$ 0	$ 30,201,102	$ (2,233)	$ (43,808,334)	$ (13,609,465)
Ending Balance - shares at Dec. 31, 2012	144,770,119	0

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (16,623,152)	$ (1,382,276)
Adjustments to Reconcile Net Loss to Net Cash used in Operating Activities:
Depreciation and Depletion	151,188	152,982
Loss Attributable to Non-Controlling Interests	(2,233)	0
Non-cash Portion of Interest on Convertible Debt	978,896	20,940
Issuance of Stock for Services	47,600	0
Asset Write Down	9,893	989
(Gain) Loss on Sale of Equipment	0	(14,500)
Gain on Extinguishment of Debt	975,770	(16,894)
Amortization of Debt Discount	1,655,208	170,575
Change in Fair Value of Derivative Liability	10,059,317	(274,376)
Changes in:
Inventory	288,982	(262,785)
Accounts Receivable	18,844	(18,844)
Prepaid Expenses	952	(10,730)
Accounts Payable	446,571	(129,447)
Accrued Expenses	121,764	169,045
Accrued Interest	319,181	255,693
NET CASH USED IN OPERATING ACTIVITIES	(1,551,219)	(1,339,628)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases and Development of Property and Equipment	(196,141)	(207,690)
Investment in Reclamation Bond	(1,158)	0
Net Change in Deposits	3,524	6,527
Proceeds from Sale of Equipment	0	14,500
NET CASH USED IN INVESTING ACTIVITIES	(193,775)	(186,663)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on Related Party Debt	(68,562)	0
Payments on Note Payable	(27,900)	0
Proceeds from Notes Payable	0	153,000
Proceeds from Related Party Debt	0	139,886
Proceeds from Promissory Notes	1,513,700	807,427
Proceeds from Convertible Notes	236,500	500,000
NET CASH PROVIDED IN FINANCING ACTIVITIES	1,653,738	1,600,313
NET CHANGE IN CASH AND CASH EQUIVALENTS	(91,256)	74,022
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	103,454	29,432
CASH AND CASH EQUIVALENTS AT END OF PERIOD	12,198	103,454
Cash paid during the year for:
Interest	0	0
Income Taxes	0	0
Non-cash financing and investing activities:
Assignment of Portion of Promissory Note to Convertible Note	1,341,900	1,000,000
Assignment of Promissory Notes Accrued Interest to Convertible Note	150,300	0
Conversion of Notes Payable into Common Stock	4,101,992	938,392
Conversion of Accrued Expenses into Common Stock	637,440	0
Conversion of Accrued Interest into Common Stock	95,796	0
Stock Issued for Mineral Rights	0	20,000
Stock Issued for Settlement Payment	0	60,000
Assignment of Related Party Note to Note Payable	239,811	0
Accrued Interest added to Note Principal	$ 196,541	$ 188,185

Summary of Significant Accounting Policies and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Significant Accounting Policies and Basis of Presentation

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION

Pacific Gold Corp. (“Pacific Gold”) was originally incorporated in Nevada on December 31, 1996 under the name of Demand Financial International, Ltd. On October 3, 2002, Demand Financial International, Ltd. changed its name to Blue Fish Entertainment, Inc. On August 5, 2003, the name was changed to Pacific Gold Corp. Pacific Gold is engaged in the identification, acquisition, and development of prospects believed to have gold and tungsten mineral deposits. Through its subsidiaries Pacific Gold currently owns mining claims, property and leases in Nevada and Colorado.

Basis of Presentation

These consolidated financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in U.S. dollars. The Company’s fiscal year-end is December 31.

Principle of Consolidation

The consolidated financial statements include all of the accounts of Pacific Gold Corp., its wholly-owned subsidiaries, Nevada Rae Gold, Inc., Fernley Gold, Inc., and Pilot Mountain Resources, Inc. and its majority – owned subsidiary Pacific Metals Corp. All significant inter-company accounts and transactions have been eliminated.

Reclassification of Accounts

Certain accounts in the prior period have been reclassified to conform to the current year presentation.

Significant Accounting Principles

Use of Estimates and Assumptions

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) the disclosure of contingent assets and liabilities known to exist as of the date the consolidated financial statements are published, and (iii) the reported amount of net sales, expenses and costs recognized during the periods presented. Adjustments made with respect to the use of estimates often relate to improved information not previously available. Uncertainties with respect to such estimates and assumptions are inherent in the preparation of consolidated financial statements; accordingly, actual results could differ from these estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. At December 31, 2012, and 2011, cash includes cash on hand and cash in the bank.

Revenue Recognition

Pacific Gold recognizes revenue from the sale of gold when persuasive evidence of an arrangement exists, services have been rendered, the sales price is fixed or determinable, and collection is reasonably assured, which is determined when it places a sale order of gold from its inventory on hand with the refinery.

Accounts Receivable/Bad Debt

The allowance for doubtful accounts is maintained at a level sufficient to provide for estimated credit losses based on evaluating known and inherent risks in the receivables portfolio. Management evaluates various factors including expected losses and economic conditions to predict the estimated realization on outstanding receivables. As of December 31, 2011 there was no allowance for bad debts.

Inventories

Inventories are stated at the lower of average cost or net realizable value. Costs included are limited to those directly related to mining. There was no inventory as of December 31, 2012.

The major classes of inventories as of December 31, 2012 and 2011 were:

	December 31, 2012	December 31, 2011
Finished Goods	$-	$-
Stockpile Ore	-	288,982
Total	$-	$288,982

Property and Equipment

Property and equipment are valued at cost. Additions are capitalized and maintenance and repairs are charged to expense as incurred. Gains and losses on dispositions of equipment are reflected in operations. Depreciation is provided using the straight-line method over the estimated useful lives of the assets, which are 2 to 10 years.

Mineral Rights

All mine-related costs, other than acquisition costs, are expensed prior to the establishment of proven or probable reserves. Reserves designated as proven and probable are supported by a final feasibility study, indicating that the reserves have had the requisite geologic, technical and economic work performed and are legally extractable at the time of reserve determination. Once proven or probable reserves are established, all development and other site-specific costs are capitalized.

Capitalized development costs and production facilities are depleted using the units-of-production method based on the estimated gold which can be recovered from the ore reserves processed. There has been no change to the estimate of proven and probable reserves. Lease development costs for non-producing properties are amortized over their remaining lease term if limited. Maintenance and repairs are charged to expense as incurred.

Intangible Assets

The Company’s Subsidiary, Pacific Metals Inc., has acquired a mining claims database which will be amortized over its estimated useful life of ten years using a straight line method.

Intangibles Assets	December 31, 2012	December 31, 2011
Mining Claims Database	$10,000	$-
Accumulated Amortization	(583)	-
Net	$9,417	$-

Amortization Expense for the year ended December 31, 2012 and 2011 was $583 and $0, respectively.

For these assets, amortization expense over the next five years is expected to be $5,000.

Year	USD
2013	$1,000
2014	1,000
2015	1,000
2016	1,000
2017	1,000
$5,000

Impairment of Long-Lived Assets

The Company reviews the carrying value of its long-lived assets annually or whenever events or changes in circumstances indicate that the historical cost-carrying value of an asset may no longer be appropriate. Pacific Gold assesses recoverability of the carrying value of the asset by estimating the undiscounted future net cash flows, which depend on estimates of metals to be recovered from proven and probable ore reserves, and also identified resources beyond proven and probable reserves, future production costs and future metals prices over the estimated remaining mine life. If undiscounted cash flows are less that the carrying value of a property, an impairment loss is recognized based upon the estimated expected future net cash flows from the property discounted at an interest rate commensurate with the risk involved. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value.

The fair value of an asset retirement obligation is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The present value of the estimated asset retirement costs is capitalized as part of the carrying amount of the long-lived asset. For Pacific Gold, asset retirement obligations primarily relate to the abandonment of ore-producing property and facilities.

We review the carrying value of our interest in each group of mineral claims owned by our subsidiaries on an annual basis to determine whether impairment has incurred in the claim value. We evaluate the mineral claim values based on one of four criteria; cash flow projection, geological reports, asset sale and option agreements, and comperative market analysis including public market value. Where information and conditions suggest impairment, we write-down these properties to the lowest estimated value based on our evaluation criteria. Our estimate of gold price, mineralized materials, operating capital, and reclamation costs are subject to risks and uncertainties affecting the recoverability of our investment in property, plant, and equipment. Although we have made our best estimate of these factors based on current conditions, it is possible that changes could occur in the near term that could adversely affect our estimate of net cash flows expected to be generated from our operating properties and the need for possible asset impairment write-downs.

Where estimates of future net operating cash flows are not available and where other conditions suggest impairment, we assess if carrying value can be recovered from net cash flows generated by the sale of the asset or other means.

Income taxes

In accordance with ASC Topic 740, Income Taxes, Pacific Gold recognizes deferred tax assets and liabilities based on differences between the financial reporting and tax bases of assets and liabilities using the enacted tax rates and laws that are expected to be in effect when the differences are expected to be recovered. Pacific Gold provides a valuation allowance for deferred tax assets for which it does not consider realization of such assets to be more likely than not.

Loss per Share

The basic net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing the net loss adjusted on an "as if converted" basis, by the weighted average number of common shares outstanding plus potential dilutive securities. For the year ended December 31, 2012 potential dilutive securities had an anti-dilutive effect and were not included in the calculation of diluted net loss per common share. As of December 31, 2012 and 2011, the Company had 148,499,072, and 6,000,000, respectively, of potentially dilutive common stock equivalents.

Advertising

The Company expenses advertising costs as incurred. The Company incurred costs of $126,237 and $14,880 for the years ended December 31, 2012 and 2011, respectively.

Environmental Remediation Liability

The Company has posted a bond with the State of Nevada in the amount required by the State of Nevada equal to the maximum cost to reclaim land disturbed in its mining process. The bond requires a quarterly premium to be paid to the State of Nevada Division of Minerals. The Company is current on all payments. Due to its investment in the bond and the close monitoring of the State of Nevada, the Company believes that it has adequately mitigated any liability that could be incurred by the Company to reclaim lands disturbed in its mining process.

Financial Instruments

The Company’s financial instruments, when valued using market interest rates, would not be materially different from the amounts presented in the consolidated financial statements.

Convertible Debentures

Convertible debt is accounted for under ASC 470, Debt – Debt with Conversion and Other Options. The Company records a beneficial conversion feature (BCF) related to the issuance of convertible debt that have conversion features at fixed or adjustable rates that are in-the-money when issued and records the fair value of warrants issued with those instruments. The BCF for the convertible instruments is recognized and measured by allocating a portion of the proceeds to warrants and as a reduction to the carrying amount of the convertible instrument equal to the intrinsic value of the conversion features, both of which are credited to paid-in-capital. The Company calculates the fair value of warrants issued with the convertible instruments using the Black-Scholes valuation method, using the same assumptions used for valuing employee options for purposes of following ASC Topic 718, except that the contractual life of the warrant is used. Under these guidelines, the Company allocates the value of the proceeds received from a convertible debt transaction between the conversion feature and any other detachable instruments (such as warrants) on a relative fair value basis. The allocated fair value is recorded as a debt discount or premium and is amortized over the expected term of the convertible debt to interest expense. For a conversion price change of a convertible debt issue, the additional intrinsic value of the debt conversion feature, calculated as the number of additional shares issuable due to a conversion price change multiplied by the previous conversion price, is recorded as additional debt discount and amortized over the remaining life of the debt.

The Company accounts for modifications of its Embedded Conversion Features in accordance with ASC 470-50, Debt – Modifications and Exchanges, which requires the modification of a convertible debt instrument that changes the fair value of an embedded conversion feature and the subsequent recognition of interest expense or the associated debt instrument when the modification does not result in a debt extinguishment pursuant to ASC 470-50-40, Debt – Modification and Exchanges – Extinguishment of Debt.

Derivative Liability Related to Convertible Notes and Warrants

The derivative liability related to convertible notes and warrants arises because the conversion price of the Company’s convertible notes is discounted from the market price of the Company’s common stock. Thus, the number of shares that may be issued upon conversion of such notes is indeterminate, which gives rise to the possibility that the Company may not be able to fully settle its convertible note and warrant obligations by the issuance of common stock.

The derivative liability related to convertible notes and warrants is adjusted to fair value as of each date that a note is converted or a warrant is exercised, as well as at each reporting date, using the Black-Scholes pricing model. Any change in fair value between reporting dates that arises because of changes in market conditions is recognized as a gain or loss. To the extent the derivative liability is reduced as a consequence of the conversion of notes or the exercise of warrants, such reduction is recognized as additional paid-in capital as of the conversion or exercise date.

Stock based compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718, Compensation – Stock Compensation which requires that the fair value compensation cost relating to share-based payment transactions be recognized in financial statements. Share-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized over the employee’s requisite service period, which is generally the vesting period. The fair value of the Company’s stock options is estimated using a Black-Scholes option valuation model. There were no stock options granted during the year ended December 31, 2012 or 2011.

Recently issued accounting pronouncements

Recent accounting updates that the Company has adopted or that will be required to adopt in the future are summarized below.

On January 1, 2011, the Company adopted updates issued by the Financial Accounting Standards Board (FASB) to the authoritative hierarchy of GAAP. These changes establish the FASB Accounting Standards CodificationTM (ASC) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The FASB will no longer issue new standards in the form of Statements, FASB Staff Positions, or Emerging Issues Task Force Abstracts; instead the FASB will issue Accounting Standards Updates. Accounting Standards Updates will not be authoritative in their own right as they will only serve to update the Codification. These changes and the Codification itself do not change GAAP. Other than the manner in which new accounting guidance is referenced, the adoption of these changes had no impact on the consolidated financial statements.

The Company does not expect the adoption of any other recently issued accounting pronouncements to have a significant impact on its results of operations, financial position or cash flow.

Mineral Rights	12 Months Ended
Dec. 31, 2012
Mineral Industries Disclosures [Abstract]
Mineral Rights

NOTE 2 – MINERAL RIGHTS

Mineral rights at December 31, 2012 and 2011 consisted of the following:

MINERAL RIGHTS	2012	2011
Nevada Rae Gold – Morris Land	$269,802	$221,119
Accumulated Depletion	(381)	(273)
Fernley Gold – Lower Olinghouse	144,308	123,267
Pilot Mountain Resources – Project W	199,820	193,043
Pacific Metals – Graysill Claims	36,615	33,255
	$650,164	$570,411

As of December 31, 2012 and 2011, the amount allocated to undeveloped mineral rights was $10,000.

On February 10, 2011, our subsidiary Pilot Mountain Resources Inc. entered into an Option and Asset Sale Agreement ("Agreement") with Pilot Metals Inc., a subsidiary of Black Fire Minerals of Australia, whereby Pilot Metals has secured an option on the Project W Tungsten claims.

The basic monetary terms of the Agreement called for Pilot Metals to pay PMR $50,000 for a 100 day due diligence period on the mining claims. The option payment was received on signing the agreement and recorded as income. Within the initial 100 day option period, Pilot Metals had the right to exercise an additional 24 month option on the claims by paying a further $450,000. During the 24 month option period, Pilot Metals may conduct physical due diligence work including sampling, drilling or any other work on the claims it deems necessary. The right for an additional 24 months option period was exercised and a payment of $450,000 was received on September 9, 2011 and recorded as income.

At any point prior to the conclusion of the 24 month option period, Pilot Metals may exercise an option and election to either purchase 100% of the claims, for $1,500,000, paid as three annual installments of $500,000 each, and an additional $1,000,000 payment on the commencement of commercial mining operations, or Pilot Metals may elect to enter into a joint venture with Pilot Mountain Resources for the mining claims by paying a further $1,000,000 to PMR paid as two annual $500,000 installments, with each company owning 50% of the joint venture. The payments made to PMR are subject to a 15% royalty to Platoro West, Inc.

Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Plant and Equipment

NOTE 3 – PLANT AND EQUIPMENT

During the years ended December 31, 2012 and 2011, the Company reviewed its equipment requirements and modified its plant.

During the year ended December 31, 2012 the Company purchased equipment for a total cost of $106,280, and wrote off $9,893 of equipment.

During the year ended December 31, 2011, the Company purchased equipment for a total cost of $66,972, and disposed of redundant equipment for total proceeds of $14,500. Accordingly, $14,500 gain on disposal was recorded.

Plant and equipment at December 31, 2012 and December 31, 2011, consisted of the following:

PLANT AND EQUIPMENT	December 31, 2012	December 31, 2011
Building	$795,355	$795,355
Accumulated Depreciation	(590,227)	(507,311)
Equipment	1,007,660	916,582
Accumulated Depreciation	(742,111)	(679,837)
	$470,677	$524,789

Depreciation expense was $151,188 and $152,982, for the years ended December 31, 2012 and 2011 respectively.

Shareholder Note Payable / Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Shareholder Note Payable / Related Party Transactions

NOTE 4 – SHAREHOLDER NOTE PAYABLE/RELATED PARTY TRANSACTIONS

On December 2, 2011, $1,000,000 in principal and $91,711 in accrued interest of an unsecured loan from a company owned by the Chief Executive Officer was assigned to a non-affiliate debt holder, as discussed in Note 6 – Promissory Notes. Interest expense on the loan for the year ended December 31, 2012 was $145,009, and $149,066 of total accrued interest balance was added to the note principal. On September 28, 2012, $180,000 in principal and interest on the loan was converted into 144,000,000 shares of the Company. As of December 31, 2012, Pacific Gold owes $1,471,106 in principal on the note. The amount due is represented by a promissory note accruing interest at 10% per year. The note is due on January 2, 2014 and is convertible into shares of common stock of Pacific Gold at $0.02 per share.

Pacific Gold owes its executives $0 and $203,434 in short term notes payable reflected in the accrued expenses for the periods ended December 31, 2012 and December 31, 2011, respectively. These short term notes were interest free and due on demand. On September 28, 2012 the remaining balance on the short term notes was converted into 5,568,316 shares of common stock.

An officer has provided office space to the company without charge. There is no obligation for the officer to continue this arrangement. Such costs are immaterial to the consolidated financial statements and accordingly are not reflected herein.

Promissory Notes	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Promissory Notes

NOTE 5 – PROMISSORY NOTES

During the year ended December 31, 2011, the Company received total proceeds of $807,427 from five individuals for promissory notes issued on April 1, 2011, and were due on December 31, 2013. Interest expense on the promissory notes was accrued at a rate of 10% per annum. Interest accrued on the notes for the year ended December 31, 2011 was $41,242. On October 25, 2011, the company issued 13,050,580 shares of common stock on conversion of the promissory notes, in exchange for retiring $652,527 worth of principal. At December 31, 2011, the balance on the promissory notes was $261,142 including accrued interest, representing a promissory note owed to an individual debt holder, and the remaining $32,627 in accrued interest on the portion of the notes which was converted into common stock of the Company.

On December 2, 2011, $1,000,000 in principal and $91,711 in accrued interest as discussed in Note 4 above are presented as part of the promissory notes in the consolidated financial statements. Interest accrued on the note for the year ended December 31, 2012 and 2011 including interest gifted was $24,335, and $101,903, respectively. At December 31, 2011, and 2012, the balance of the note including accrued interest was $0 and $1,101,903. The note bear interest at the rate of 12% and is due on January 02, 2014. The note and any interest due were convertible into common shares of the Company at a price of $0.02 per share at any time upon demand of the debt holder. During the year ended December 31, 2012, $1,341,900 in principal and $150,300 in accrued interest on the promissory notes were assigned to a third party that is not affiliated with the Company as discussed in Note 7.

During the year ended December 31, 2012, $343,000 in principal was converted into 4,345,000 shares of common stock.

As of December 31, 2012, Pacific Gold owes $1,170,456 in promissory notes.

During the year ended December 31, 2012, the Company received total proceeds of $1,513,700 from non-affiliates. The notes agreements of $1,462,700 of the proceeds accrue interest at a rate of 10% per annum from the date of the agreements. The principal and accrued interest is due on January 2, 2014. $51,000 of the new proceeds was interest free and converted into 2,040,000 shares of common stock.

A summary of the notes is as follows:

Balance at January 1, 2011	$90,000
Proceeds Received	807,427
Promissory Note Assigned	1,000,000
Interest Accrued thru December 31, 2011	143,145
Payments thru December 31, 2011	-
Conversions thru December 31, 2011	(652,527)
Balance at December 31, 2011	$1,388,045

Proceeds Received	1,513,700
Interest Accrued thru December 31, 2012	103,911
Payments thru December 31, 2012	-
Conversions thru December 31, 2012	(343,000)
Assignment of Promissory Note to Convertible Note thru December 31, 2012	(1,492,200)
Balance at December 31, 2012	$1,170,456

Financing	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Financing

NOTE 6 – FINANCING

Convertible Note

On December 2, 2011, the Company agreed to the assignment of $500,000 in principal amount of an outstanding note, which represents a portion of the note the Company issued to the original debt holder on January 2, 2011. The assignment was to a third party that is not affiliated with the Company. In connection with the assignment, the Company agreed to various modifications of the note for the benefit of the new holder, which enhance and reset the conversion features of the note and change certain other basic terms of the note. As a result of the amendments, the note now (i) has a conversion rate of a 45% discount to the daily VWAP (volume – weighted average price, which is a measure of the average price the stock has traded over the trading horizon) price of the common stock based on a five day period prior to the date of conversion, which rate will be subject to certain adjustments, (ii) has an annual interest rate of 12%, due at maturity, (iii) has a new maturity date of December 2, 2012, (iv) permits prepayment only with a premium of 50% of the amount being repaid, (v) has ratchet protection of the conversion anti-dilution provisions for all future issuances or potential issuances of securities by the Company at less than the then conversion rate, and (vi) has additional default provisions, including additional events of default and an default interest rate of 24.99%. The Company has also agreed that the assigned debt will not be subordinate to new debt, other than purchase money and similar debt, which may have the effect of limiting the company’s access to additional debt capital while the note is outstanding. Based on the above and without taking into account the conversion of any of the interest to be earned or converted, the principal if fully converted represents the potential issuance of 50,000,000 shares, limited to a maximum conversion right at any one time to 4.99% of the then outstanding shares of common stock of the company.

During the year ended December 31, 2012, the Company agreed to the assignment of an additional $987,900 in principal and $150,300 in accrued interest of outstanding promissory notes to the third party under the same terms as discussed above. All convertible notes mature within a year of the notes issuance date.

A summary of the carrying value of the notes is as follows:

	Note A	Note B	Note C	Note D	Note E	Note F	Note G	Total
	December 2,	January 27,	March 6,	March 30,	April 23,	May 08,	July 18,
Issuance Date	2011	2012	2012	2012	2012	2012	2012
Face Value – Convertible Note	$500,000	-	-	-	-	-	-	500,000
Add: Relative fair value of :
Derivative Liability	520,940	-	-	-	-	-	-	100,699
Change in and accelerated amortization of derivative liability on conversions	(420,241)	-	-	-	-	-	-	-
Conversions to shares thru December 31, 2011	(140,000)	-	-	-	-	-	-	(400,000)
Unamortized debt discount at December 31, 2011	(329,425)	-	-	-	-	-	-	(329,425)
Accrued Interest to December 31, 2011	4,027	-	-	-	-	-	-	4,027
Carrying amount of convertible note, net on December 31, 2011	$135,301	-	-	-	-	-	-	135,301

Add: Face Value – Convertible Notes assigned	-	150,000	75,000	162,102	233,098	500,000	18,000	1,138,200
Add: Relative fair value of:
Derivative Liability	-	269,592	166,276	294,731	325,741	761,671	31,082	1,849,093
Change in and accelerated amortization of derivative liability on conversions	(100,699)	(269,592)	(166,276)	(294,731)	(325,741)	9,165,602	607,100	8,615,663
Discount on Note	-	(150,000)	(75,000)	(162,102)	(233,098)	(500,000)	(18,000)	(1,138,200)
Discount amortization thru December 31, 2012	329,425	150,000	75,000	162,102	233,098	383,333	8,250	1,341,208
Interest Accrued thru December 31, 2012	4,473	3,015	1,923	4,912	10,349	39,161	918	64,751
Conversions to shares thru December 31, 2012	(368,500)	(153,015)	(76,923)	(167,014)	(243,447)	(220,000)	-	(1,228,899)
Carrying amount of convertible notes, net on December 31, 2012	$-	-	-	-	-	10,129,767	647,350	10,777,117

On August 2nd, 2012, September 10, 2012, October 25, 2012, November 09, 2012, and December 05, 2012 a holder of $354,000 in principal amount of debt issued by Pacific Gold Corp. transferred these obligations to a third party. In connection with the transfer, the Company agreed to modify the rate of conversion of principal and interest into shares of common stock to a formula based on the market value of a share of common stock, from time to time. As a result of the modifications the notes had a conversion rate of 47% discount to the market price calculated as the average of the lowest three (3) trading prices for the common stock during the twenty trading day period ending the latest complete trading day prior to conversion date. As of December 31, 2012 the investor has converted $314,000 of debt obligations into 6,230,202 shares of common stock of the Company.

On July 27, 2012, August 29, 2012, September 10, 2012, November 02, 2012, and December 11, 2012 the company issued $53,000, $75,000, $78,500, $37,500, and $32,500, respectively, in convertible notes to the same third party discussed above. The notes are convertible beginning at a date which is one hundred and eighty (180) days following the issuance dates and have a conversion rate of 42% discount to the market price calculated as the average of the lowest three (3) trading prices for the common stock during the ten trading day period ending the latest complete trading day prior to conversion date. Interest at an annual rate of 8% from the issuance date is due at maturity or upon acceleration or by prepayment.

A summary of the carrying value of the notes is as follows:

	Note A	Note B	Note C	Note D	Note E
	July 27,	August 02,	August 29,	September 10,	September 10,
Issuance Date	2012	2012	2012	2012	2012
Carrying amount of convertible notes, net on December 31, 2011	$-	-	-	-	-

Face Value – Convertible Note	53,000	150,000	35,000	75,000	78,500
Add: Relative fair value of:
Derivative Liability	-	154,088	-	86,538	-
Accelerated amortization of derivative liability on conversions	-	(154,088)	-	(86,538)	-
Discount on Note	-	(150,000)	-	(75,000)	-
Discount amortization thru December 31, 2012	-	150,000	-	75,000	-
Interest Accrued thru December 31, 2012	1,767	-	933	-	2,093
Conversions to shares thru December 31, 2012	-	(150,000)	-	(75,000)	-
Carrying amount of convertible notes, net on December 31, 2012	$54,767	-	35,933	-	80,593

	Note F	Note G	Note H	Note I	Note J
	November 02,	October 25,	November 09,	December 05,	December 11,
Issuance Date	2012	2012	2012	2012	2012
Carrying amount of convertible notes, net on December 31, 2011	$-	-	-	-	-

Face Value – Convertible Note	37,500	40,000	40,000	49,000	32,500
Add: Relative fair value of:
Derivative Liability	-	66,183	123,438	191,755	-
Accelerated amortization of derivative liability on conversions	-	(66,183)	(123,438)	(191,755)	-
Discount on Note	-	(40,000)	(40,000)	(49,000)	-
Discount amortization thru December 31, 2012	-	40,000	40,000	49,000	-
Interest Accrued thru December 31, 2012	500	-	-	-	217
Conversions to shares thru December 31, 2012	-	(40,000)	(40,000)	(9,000)	-
Carrying amount of convertible notes, net on December 31, 2012	$38,000	-	-	40,000	32,717

Total
Face Value – Convertible Note	590,500
Add: Relative fair value of:
Derivative Liability	622,001
Accelerated amortization of derivative liability on conversions	(622,001)
Discount on Note	(354,000)
Discount amortization thru December 31, 2012	354,000
Interest Accrued thru December 31, 2012	5,510
Conversions to shares thru December 31, 2012	(314,000)
Carrying amount of convertible notes, net on December 31, 2012	$282,010

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 7 – INCOME TAXES

Pacific Gold uses the asset/liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes. During 2012 and 2011, Pacific Gold incurred net losses and, therefore, has no tax liability. The net deferred tax asset generated by the loss carry-forward has been fully reserved. The cumulative net operating loss carry-forward is $44,995,274 at December 31, 2012, and will expire in the years 2016 through 2032.

Net operating loss carry forwards expire according to the following:

Year of NOL	NOL	Expires
2012	16,623,152	2032
2011	1,494,150	2031
2010	949,914	2030
2009	1,487,666	2029
2008	2,683,371	2028
2007	6,079,380	2027
2006	9,246,058	2026
2005	5,214,449	2025
2004	920,240	2024
2003	233,661	2018
2002	26,326	2017
2001	36,907	2016

Total	$44,995,274

At December 31, 2012, deferred taxes (34%) consisted of the following:

	Current	Noncurrent
Deferred tax assets
Net operating losses	$-	$15,298,393
Valuation allowance	-	(15,298,393)
Net deferred tax asset	$-	$-

A valuation allowance is provided when it is more likely than not that some portion of the deferred tax asset will not be realized. Because of the lack of taxable earnings history, the Company has established a valuation allowance for all future deductible net operating loss carry forwards. The valuation allowance has increased $5,689,909 from December 31, 2011.

A reconciliation between income taxes at statutory tax rates (34%) and the actual income tax provision for continuing operations as of December 31, 2012 follows:

Expected Provision (based on statutory rate)	$(5,651,872)
Difference between 2011 NOL estimate and actual	(38,037)
Increase/(decrease) in valuation allowance	5,689,909
Total actual provision	$—

There are no adjustments to deferred tax assets or liabilities for material uncertain tax positions on returns that have been filed or that will be filed. The Company continues to incur large net operating losses as disclosed above. Since it is not certain that these net operating loss carry forwards will ever produce a tax benefit, even if examined by taxing authorities and disallowed entirely, there would be no effect on the consolidated financial statements.

A reconciliation of our unrecognized tax benefits for 2012 is presented as follows:

Balance as of January 1, 2012	$—
Additions based on tax positions related to the current year	—
Additions based on tax positions related to prior years	—
Reductions for tax positions of prior years	—
Reductions due to expiration of statute of limitations	—
Settlements with taxing authorities	—

Balance as of December 31, 2012	$—

The Company has filed income tax returns in the U.S. federal jurisdiction.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. During the years ended December 31, 2012, and 2011, the Company recognized no interest and penalties. The Company had no payments of interest and penalties accrued at December 31, 2012 and 2011, respectively.

Common Stock	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Common Stock

NOTE 8 – COMMON STOCK

In 2012, 53,446,582 common shares were issued for $1,514,200 in principal and $28,699 in accrued interest on the convertible notes discussed in Note 7 above.

In 2012, 4,345,000 shares of common stock were issued for $343,000 in principal on the promissory note discussed in Note 6 above.

In 2012, 250,000 shares of common stock were issued for services valued at $47,600.

In 2012, 25,497,619 shares of common stock were issued for $637,440 in accrued expenses.

In 2012, 7,200,000 shares of common stock were issued for $180,000 in principal and interest of the note payable.

In 2012, 4,249,340 shares of common stock were issued for $106,234 in principal on the related parties’ notes payable.

On December 21, 2012 the Company changed the par value of the Company’s common stock from $0.001 per share to $0.0000000001 per share.

In 2011, 100,000 common shares were issued as part of the settlement payment of $60,000.

In 2011, 652,529 common shares were issued for conversion of Promissory notes for $652,527 in principal.

In 2011, 779,547 common shares were issued for conversion of the convertible note for $140,000 in principal.

In 2011, 50,000 common stock shares were issued as a royalty payment of $20,000 for rent on behalf of the Company’s subsidiary, Nevada Rae Gold.

Operating Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Operating Leases

NOTE 9 – OPERATING LEASES

The Company has leased approximately 440 acres of privately owned land adjacent to its staked prospects from Corporate Creditors Committee LLC, by lease dated October 1, 2003. The Company paid an advance royalty of $7,500 for the first year, which amount is increased by $2,500 in each of the next five years to be $20,000 in the sixth year. For the last four years of the lease, the advance royalty is $20,000 per year. If the lease is renewed, the annual advance royalty is $20,000. The advance royalty is credited to and recoverable from the production rental amounts. The royalty is the greater of a 4% net smelter royalty or $0.50 per yard of material processed. The lease is for 10 years with a renewal option for another 10 years.

In 2011, Nevada Rae Gold (“NRG”) entered into a lease agreement to lease a 100% interest in 45 mining claims covering approximately 2,000 acres in Lander County, Nevada. The lease calls for NRG to pay the claim owners a gross royalty of 4% on gold sales or $0.50 per yard of gravels mined, whichever is greater. NRG will be required to make annual minimum advance royalty payments of $20,000. The term of the lease is for 10 years with an option for NRG to extend the term for a further 10 years.

The following is a schedule by years of future minimum lease payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year as of December 31, 2012:

Year ended	Total
December 31, 2013	$40,000
December 31, 2014	40,000
December 31, 2015	40,000
December 31, 2016	40,000
December 31, 2017	40,000
Total	$200,000

Nevada Rae Gold has a lease for its mobile office at a cost of approximately $407 per month. This lease was accounted for as an operating lease on a month to month basis. Rental Expense for the years ended December 31, 2012 and 2011 was $4,884 and $4,888, respectively.

Major Customers	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Major Customers

NOTE 10 – MAJOR CUSTOMERS

In 2012 and 2011, gold sales were made to one vendor. In prior years, all gold sales were made to two refineries. Many refineries are available with similar pricing and the refineries were chosen for convenience.

Revenue is derived primarily from the sale of only one product – gold. Should the market for gold become unavailable and or the value of gold becomes significantly decreased, the Company could experience severe negative impact.

Non-Controlling Interest	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest [Abstract]
Non-Controlling Interest

NOTE 11 – NON–CONTROLLING INTEREST

On November 2, 2012, the board of Pacific Gold Corp. agreed to a dividend of up to 5,000,000 of the shares of Pacific Metals Corp. One share of Pacific Metals Corp. was distributed as a dividend to shareholders of the Company for every 420 shares of Pacific Gold Corp. owned by shareholders of record as of November 1, 2012. As a result of the stock dividend, Pacific Metals Corp. is no longer a wholly owned subsidiary of the Company. The Company now holds a controlling interest of 75.6% in Pacific Metals Corp.

Legal Proceedings	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Legal Proceedings

NOTE 12 – LEGAL PROCEEDINGS

On March 8, 2012, Pacific Gold Corp. (the “Company”) received a complaint that was filed in the United States District Court in Newark New Jersey, Case number 2:12-cv-01285-ES-CLW entitled Black Mountain Equities Inc. v. Pacific Gold Corp. The claimant seeks monetary damages of $445,090.90 based on an assertion that the exercise price of a warrant, issued on February 27, 2007, that it holds, and that the claimant purchased just prior to the warrants expiration, was not properly adjusted and that the Company's refusal to issue the shares underlying the warrant on exercise of the warrant at the asserted adjusted price. The Company has denied all allegations; has denied that the price adjustment provision of the Warrant, as asserted by the plaintiff, was triggered; and intends vigorously to defend against the claims asserted in the action. The Company has also asserted counterclaims against Black Mountain Equities, YA Global Investments and its investment manager, Yorkville Advisors, LLC, seeking a declaratory judgment that the Warrant was not exercisable; seeking the Company's attorneys’ fees and costs in the litigation; and asserting claims against YA Global and Yorkville Advisors relating to YA Global's (Cornell Capital's) claimed bad faith exercise of its conversion rights under the February 27, 2007 Secured Convertible Debenture. During the third quarter of 2012 discovery requests began. Black Mountain Equities filed for injunctive relief in May 2012 and the injunction arguments were heard in October 2012. The plaintiff’s injunction was denied. In early 2013 the plaintiff, Black Mountain Equities filed a motion to withdraw its claims with prejudice. The Company is still pursuing its counterclaims against the plaintiffs.

A subsidiary of the Company, Nevada Rae Gold, Inc., has an outstanding tax obligation to the Internal Revenue Service. The IRS has asserted that approximately $212,000 is owed at this time. The IRS has filed a general lien on all the properties of Nevada Rae, and is taking steps to enforce the liens and collect the funds owed. The enforcement actions will include seeking and taking any funds that are in the company’s bank accounts, causing any persons owing funds to Nevada Rea to direct the funds to the IRS, and taking possession of assets of Nevada Rae and selling them. These actions will be disruptive to the operations of the Company and the subsidiary and may impair the ability of Nevada Rae to operate. In that event, Nevada Rae will be unable to generate any revenues and the financial position of the Company will be severely impaired and the Company may have to curtail its subsidiary’s operations or put the subsidiary into receivership.

Going Concern	12 Months Ended
Dec. 31, 2012
Going Concern
Going Concern

NOTE 13 – GOING CONCERN

The Company’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of December 31, 2012, the Company had an accumulated deficit of $43,808,334, negative working capital of $13,532,857, and negative cash flows from operations of $1,551,219 raising substantial doubt about its ability to continue as a going concern. During the year ended December 31, 2012, the Company financed its operations through the sale of securities and issuance of debt.

Management’s plan to address the Company’s ability to continue as a going concern includes: obtaining additional funding from the sale of the Company’s securities and establishing revenues. Although management believes that it will be able to obtain the necessary funding to allow the Company to remain a going concern through the methods discussed above, there can be no assurances that such methods will prove successful. Should we be unsuccessful, the Company may need to discontinue its operations.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 14 – SUBSEQUENT EVENTS

Subsequent to year end, every twenty shares of the Company’s issued and outstanding Common Stock, par value $0.0000000001 (the "Common Stock"), was converted into one share of New Common Stock (the “Reverse Stock Split”). Any fractional shares resulting from the Reverse Stock Split will be rounded up to the next whole share. As a result of the Reverse Stock Split, the total number of issued and outstanding shares of the Company's Common Stock will decrease from 3,867,674,530 pre-split shares to approximately 193,383,727 shares after giving effect to the Reverse Stock Split. In addition to the Reverse Stock Split, the Company has also reduced its total number of the Company’s authorized shares of common stock from 5,000,000,000 to 3,000,000,000.

Subsequent to year end, the debenture holders of the convertible notes converted $478,400 in principal and $10,520 in interest into 45,242,538 shares of common stock (taking into account the reverse split of the common stock on January 22, 2012).

Subsequent to year end, the Company issued $108,000 in promissory notes to a non-affiliate.

A holder of $225,000 in promissory note principal transferred $110,000 of the obligation to a non-affiliate.

The company evaluated subsequent events through the date the consolidated financial statements were issued.

Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) the disclosure of contingent assets and liabilities known to exist as of the date the consolidated financial statements are published, and (iii) the reported amount of net sales, expenses and costs recognized during the periods presented. Adjustments made with respect to the use of estimates often relate to improved information not previously available. Uncertainties with respect to such estimates and assumptions are inherent in the preparation of consolidated financial statements; accordingly, actual results could differ from these estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. At December 31, 2012, and 2011, cash includes cash on hand and cash in the bank.

Revenue Recognition

Revenue Recognition

Pacific Gold recognizes revenue from the sale of gold when persuasive evidence of an arrangement exists, services have been rendered, the sales price is fixed or determinable, and collection is reasonably assured, which is determined when it places a sale order of gold from its inventory on hand with the refinery.

Accounts Receivable/Bad Debt

Accounts Receivable/Bad Debt

The allowance for doubtful accounts is maintained at a level sufficient to provide for estimated credit losses based on evaluating known and inherent risks in the receivables portfolio. Management evaluates various factors including expected losses and economic conditions to predict the estimated realization on outstanding receivables. As of December 31, 2011 there was no allowance for bad debts.

Inventories	Inventories Inventories are stated at the lower of average cost or net realizable value. Costs included are limited to those directly related to mining. There was no inventory as of December 31, 2012.
Property and Equipment

Property and Equipment

Property and equipment are valued at cost. Additions are capitalized and maintenance and repairs are charged to expense as incurred. Gains and losses on dispositions of equipment are reflected in operations. Depreciation is provided using the straight-line method over the estimated useful lives of the assets, which are 2 to 10 years.

Mineral Rights

Mineral Rights

All mine-related costs, other than acquisition costs, are expensed prior to the establishment of proven or probable reserves. Reserves designated as proven and probable are supported by a final feasibility study, indicating that the reserves have had the requisite geologic, technical and economic work performed and are legally extractable at the time of reserve determination. Once proven or probable reserves are established, all development and other site-specific costs are capitalized.

Capitalized development costs and production facilities are depleted using the units-of-production method based on the estimated gold which can be recovered from the ore reserves processed. There has been no change to the estimate of proven and probable reserves. Lease development costs for non-producing properties are amortized over their remaining lease term if limited. Maintenance and repairs are charged to expense as incurred.

Intangible Assets	Intangible Assets The Company’s Subsidiary, Pacific Metals Inc., has acquired a mining claims database which will be amortized over its estimated useful life of ten years using a straight line method.
Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews the carrying value of its long-lived assets annually or whenever events or changes in circumstances indicate that the historical cost-carrying value of an asset may no longer be appropriate. Pacific Gold assesses recoverability of the carrying value of the asset by estimating the undiscounted future net cash flows, which depend on estimates of metals to be recovered from proven and probable ore reserves, and also identified resources beyond proven and probable reserves, future production costs and future metals prices over the estimated remaining mine life. If undiscounted cash flows are less that the carrying value of a property, an impairment loss is recognized based upon the estimated expected future net cash flows from the property discounted at an interest rate commensurate with the risk involved. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value.

The fair value of an asset retirement obligation is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The present value of the estimated asset retirement costs is capitalized as part of the carrying amount of the long-lived asset. For Pacific Gold, asset retirement obligations primarily relate to the abandonment of ore-producing property and facilities.

We review the carrying value of our interest in each group of mineral claims owned by our subsidiaries on an annual basis to determine whether impairment has incurred in the claim value. We evaluate the mineral claim values based on one of four criteria; cash flow projection, geological reports, asset sale and option agreements, and comperative market analysis including public market value. Where information and conditions suggest impairment, we write-down these properties to the lowest estimated value based on our evaluation criteria. Our estimate of gold price, mineralized materials, operating capital, and reclamation costs are subject to risks and uncertainties affecting the recoverability of our investment in property, plant, and equipment. Although we have made our best estimate of these factors based on current conditions, it is possible that changes could occur in the near term that could adversely affect our estimate of net cash flows expected to be generated from our operating properties and the need for possible asset impairment write-downs.

Where estimates of future net operating cash flows are not available and where other conditions suggest impairment, we assess if carrying value can be recovered from net cash flows generated by the sale of the asset or other means.

Income taxes

Income taxes

In accordance with ASC Topic 740, Income Taxes, Pacific Gold recognizes deferred tax assets and liabilities based on differences between the financial reporting and tax bases of assets and liabilities using the enacted tax rates and laws that are expected to be in effect when the differences are expected to be recovered. Pacific Gold provides a valuation allowance for deferred tax assets for which it does not consider realization of such assets to be more likely than not.

Loss per Share

Loss per Share

The basic net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing the net loss adjusted on an "as if converted" basis, by the weighted average number of common shares outstanding plus potential dilutive securities. For the year ended December 31, 2012 potential dilutive securities had an anti-dilutive effect and were not included in the calculation of diluted net loss per common share. As of December 31, 2012 and 2011, the Company had 148,499,072, and 6,000,000, respectively, of potentially dilutive common stock equivalents.

Advertising	Advertising The Company expenses advertising costs as incurred.
Environmental Remediation Liability

Environmental Remediation Liability

The Company has posted a bond with the State of Nevada in the amount required by the State of Nevada equal to the maximum cost to reclaim land disturbed in its mining process. The bond requires a quarterly premium to be paid to the State of Nevada Division of Minerals. The Company is current on all payments. Due to its investment in the bond and the close monitoring of the State of Nevada, the Company believes that it has adequately mitigated any liability that could be incurred by the Company to reclaim lands disturbed in its mining process.

Financial Instruments

Financial Instruments

The Company’s financial instruments, when valued using market interest rates, would not be materially different from the amounts presented in the consolidated financial statements.

Convertible Debentures

Convertible Debentures

Convertible debt is accounted for under ASC 470, Debt – Debt with Conversion and Other Options. The Company records a beneficial conversion feature (BCF) related to the issuance of convertible debt that have conversion features at fixed or adjustable rates that are in-the-money when issued and records the fair value of warrants issued with those instruments. The BCF for the convertible instruments is recognized and measured by allocating a portion of the proceeds to warrants and as a reduction to the carrying amount of the convertible instrument equal to the intrinsic value of the conversion features, both of which are credited to paid-in-capital. The Company calculates the fair value of warrants issued with the convertible instruments using the Black-Scholes valuation method, using the same assumptions used for valuing employee options for purposes of following ASC Topic 718, except that the contractual life of the warrant is used. Under these guidelines, the Company allocates the value of the proceeds received from a convertible debt transaction between the conversion feature and any other detachable instruments (such as warrants) on a relative fair value basis. The allocated fair value is recorded as a debt discount or premium and is amortized over the expected term of the convertible debt to interest expense. For a conversion price change of a convertible debt issue, the additional intrinsic value of the debt conversion feature, calculated as the number of additional shares issuable due to a conversion price change multiplied by the previous conversion price, is recorded as additional debt discount and amortized over the remaining life of the debt.

The Company accounts for modifications of its Embedded Conversion Features in accordance with ASC 470-50, Debt – Modifications and Exchanges, which requires the modification of a convertible debt instrument that changes the fair value of an embedded conversion feature and the subsequent recognition of interest expense or the associated debt instrument when the modification does not result in a debt extinguishment pursuant to ASC 470-50-40, Debt – Modification and Exchanges – Extinguishment of Debt.

Derivative Liability Related to Convertible Notes and Warrants

Derivative Liability Related to Convertible Notes and Warrants

The derivative liability related to convertible notes and warrants arises because the conversion price of the Company’s convertible notes is discounted from the market price of the Company’s common stock. Thus, the number of shares that may be issued upon conversion of such notes is indeterminate, which gives rise to the possibility that the Company may not be able to fully settle its convertible note and warrant obligations by the issuance of common stock.

The derivative liability related to convertible notes and warrants is adjusted to fair value as of each date that a note is converted or a warrant is exercised, as well as at each reporting date, using the Black-Scholes pricing model. Any change in fair value between reporting dates that arises because of changes in market conditions is recognized as a gain or loss. To the extent the derivative liability is reduced as a consequence of the conversion of notes or the exercise of warrants, such reduction is recognized as additional paid-in capital as of the conversion or exercise date.

Stock based compensation

Stock based compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718, Compensation – Stock Compensation which requires that the fair value compensation cost relating to share-based payment transactions be recognized in financial statements. Share-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized over the employee’s requisite service period, which is generally the vesting period. The fair value of the Company’s stock options is estimated using a Black-Scholes option valuation model. There were no stock options granted during the year ended December 31, 2012 or 2011.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

Recent accounting updates that the Company has adopted or that will be required to adopt in the future are summarized below.

On January 1, 2011, the Company adopted updates issued by the Financial Accounting Standards Board (FASB) to the authoritative hierarchy of GAAP. These changes establish the FASB Accounting Standards CodificationTM (ASC) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The FASB will no longer issue new standards in the form of Statements, FASB Staff Positions, or Emerging Issues Task Force Abstracts; instead the FASB will issue Accounting Standards Updates. Accounting Standards Updates will not be authoritative in their own right as they will only serve to update the Codification. These changes and the Codification itself do not change GAAP. Other than the manner in which new accounting guidance is referenced, the adoption of these changes had no impact on the consolidated financial statements.

The Company does not expect the adoption of any other recently issued accounting pronouncements to have a significant impact on its results of operations, financial position or cash flow.

Summary of Significant Accounting Policies and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Inventories

	December 31, 2012	December 31, 2011
Finished Goods	$-	$-
Stockpile Ore	-	288,982
Total	$-	$288,982

Schedule of Future Amortization of Intangible Assets

Intangibles Assets	December 31, 2012	December 31, 2011
Mining Claims Database	$10,000	$-
Accumulated Amortization	(583)	-
Net	$9,417	$-

Schedule of Amortization of Intangible Assets

Year	USD
2013	$1,000
2014	1,000
2015	1,000
2016	1,000
2017	1,000
$5,000

Mineral Rights (Tables)	12 Months Ended
Dec. 31, 2012
Mineral Industries Disclosures [Abstract]
Schedule of Mineral Rights Assets

MINERAL RIGHTS	2012	2011
Nevada Rae Gold – Morris Land	$269,802	$221,119
Accumulated Depletion	(381)	(273)
Fernley Gold – Lower Olinghouse	144,308	123,267
Pilot Mountain Resources – Project W	199,820	193,043
Pacific Metals – Graysill Claims	36,615	33,255
	$650,164	$570,411

Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment

PLANT AND EQUIPMENT	December 31, 2012	December 31, 2011
Building	$795,355	$795,355
Accumulated Depreciation	(590,227)	(507,311)
Equipment	1,007,660	916,582
Accumulated Depreciation	(742,111)	(679,837)
	$470,677	$524,789

Promissory Notes (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Promissory Note Payable

Balance at January 1, 2011	$90,000
Proceeds Received	807,427
Promissory Note Assigned	1,000,000
Interest Accrued thru December 31, 2011	143,145
Payments thru December 31, 2011	-
Conversions thru December 31, 2011	(652,527)
Balance at December 31, 2011	$1,388,045

Proceeds Received	1,513,700
Interest Accrued thru December 31, 2012	103,911
Payments thru December 31, 2012	-
Conversions thru December 31, 2012	(343,000)
Assignment of Promissory Note to Convertible Note thru December 31, 2012	(1,492,200)
Balance at December 31, 2012	$1,170,456

Financing (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Summary of Carrying Value of Notes Payable

	Note A	Note B	Note C	Note D	Note E	Note F	Note G	Total
	December 2,	January 27,	March 6,	March 30,	April 23,	May 08,	July 18,
Issuance Date	2011	2012	2012	2012	2012	2012	2012
Face Value – Convertible Note	$500,000	-	-	-	-	-	-	500,000
Add: Relative fair value of :
Derivative Liability	520,940	-	-	-	-	-	-	100,699
Change in and accelerated amortization of derivative liability on conversions	(420,241)	-	-	-	-	-	-	-
Conversions to shares thru December 31, 2011	(140,000)	-	-	-	-	-	-	(400,000)
Unamortized debt discount at December 31, 2011	(329,425)	-	-	-	-	-	-	(329,425)
Accrued Interest to December 31, 2011	4,027	-	-	-	-	-	-	4,027
Carrying amount of convertible note, net on December 31, 2011	$135,301	-	-	-	-	-	-	135,301

Add: Face Value – Convertible Notes assigned	-	150,000	75,000	162,102	233,098	500,000	18,000	1,138,200
Add: Relative fair value of:
Derivative Liability	-	269,592	166,276	294,731	325,741	761,671	31,082	1,849,093
Change in and accelerated amortization of derivative liability on conversions	(100,699)	(269,592)	(166,276)	(294,731)	(325,741)	9,165,602	607,100	8,615,663
Discount on Note	-	(150,000)	(75,000)	(162,102)	(233,098)	(500,000)	(18,000)	(1,138,200)
Discount amortization thru December 31, 2012	329,425	150,000	75,000	162,102	233,098	383,333	8,250	1,341,208
Interest Accrued thru December 31, 2012	4,473	3,015	1,923	4,912	10,349	39,161	918	64,751
Conversions to shares thru December 31, 2012	(368,500)	(153,015)	(76,923)	(167,014)	(243,447)	(220,000)	-	(1,228,899)
Carrying amount of convertible notes, net on December 31, 2012	$-	-	-	-	-	10,129,767	647,350	10,777,117

	Note A	Note B	Note C	Note D	Note E
	July 27,	August 02,	August 29,	September 10,	September 10,
Issuance Date	2012	2012	2012	2012	2012
Carrying amount of convertible notes, net on December 31, 2011	$-	-	-	-	-

Face Value – Convertible Note	53,000	150,000	35,000	75,000	78,500
Add: Relative fair value of:
Derivative Liability	-	154,088	-	86,538	-
Accelerated amortization of derivative liability on conversions	-	(154,088)	-	(86,538)	-
Discount on Note	-	(150,000)	-	(75,000)	-
Discount amortization thru December 31, 2012	-	150,000	-	75,000	-
Interest Accrued thru December 31, 2012	1,767	-	933	-	2,093
Conversions to shares thru December 31, 2012	-	(150,000)	-	(75,000)	-
Carrying amount of convertible notes, net on December 31, 2012	$54,767	-	35,933	-	80,593

	Note F	Note G	Note H	Note I	Note J
	November 02,	October 25,	November 09,	December 05,	December 11,
Issuance Date	2012	2012	2012	2012	2012
Carrying amount of convertible notes, net on December 31, 2011	$-	-	-	-	-

Face Value – Convertible Note	37,500	40,000	40,000	49,000	32,500
Add: Relative fair value of:
Derivative Liability	-	66,183	123,438	191,755	-
Accelerated amortization of derivative liability on conversions	-	(66,183)	(123,438)	(191,755)	-
Discount on Note	-	(40,000)	(40,000)	(49,000)	-
Discount amortization thru December 31, 2012	-	40,000	40,000	49,000	-
Interest Accrued thru December 31, 2012	500	-	-	-	217
Conversions to shares thru December 31, 2012	-	(40,000)	(40,000)	(9,000)	-
Carrying amount of convertible notes, net on December 31, 2012	$38,000	-	-	40,000	32,717

Total
Face Value – Convertible Note	590,500
Add: Relative fair value of:
Derivative Liability	622,001
Accelerated amortization of derivative liability on conversions	(622,001)
Discount on Note	(354,000)
Discount amortization thru December 31, 2012	354,000
Interest Accrued thru December 31, 2012	5,510
Conversions to shares thru December 31, 2012	(314,000)
Carrying amount of convertible notes, net on December 31, 2012	$282,010

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Net Operating Loss Carryforwards

Year of NOL	NOL	Expires
2012	16,623,152	2032
2011	1,494,150	2031
2010	949,914	2030
2009	1,487,666	2029
2008	2,683,371	2028
2007	6,079,380	2027
2006	9,246,058	2026
2005	5,214,449	2025
2004	920,240	2024
2003	233,661	2018
2002	26,326	2017
2001	36,907	2016

Total	$44,995,274

Schedule of Deferred Tax Assets

	Current	Noncurrent
Deferred tax assets
Net operating losses	$-	$15,298,393
Valuation allowance	-	(15,298,393)
Net deferred tax asset	$-	$-

Schedule of Effective Income Tax Rate Reconciliation

Expected Provision (based on statutory rate)	$(5,651,872)
Difference between 2011 NOL estimate and actual	(38,037)
Increase/(decrease) in valuation allowance	5,689,909
Total actual provision	$—

Schedule of Unrecognized Tax Benefits

Balance as of January 1, 2012	$—
Additions based on tax positions related to the current year	—
Additions based on tax positions related to prior years	—
Reductions for tax positions of prior years	—
Reductions due to expiration of statute of limitations	—
Settlements with taxing authorities	—

Balance as of December 31, 2012	$—

Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases

Year ended	Total
December 31, 2013	$40,000
December 31, 2014	40,000
December 31, 2015	40,000
December 31, 2016	40,000
December 31, 2017	40,000
Total	$200,000

Summary of Significant Accounting Policies and Basis of Presentation (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Inventories
Finished Goods	$ 0	$ 0
Stockpile Ore	0	288,982
Total Inventory	$ 0	$ 288,982

Summary of Significant Accounting Policies and Basis of Presentation (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets
Mining Claims Database	$ 10,000	$ 0
Accumulated Amortization	(583)	0
Finite Lived Intangible Assets, Net	$ 9,417	$ 0

Summary of Significant Accounting Policies and Basis of Presentation (Details 3) (USD $)	Dec. 31, 2012
Intangible assets amortization expense
Year 2013	$ 1,000
Year 2014	1,000
Year 2015	1,000
Year 2016	1,000
Year 2017	1,000
Total anticipated amortization expense	$ 5,000

Summary of Significant Accounting Policies and Basis of Presentation (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property Plant and Equipment Estimated Useful Lives	2 to 10 years
Potentially dilutive common stock equivalents	148,499,072	6,000,000
Advertising Expenses	$ 126,237	$ 14,880
Mining Claims Estimated Useful Lives	10 years

Mineral Rights (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Nevada Rae Gold - Morris Land
Mineral Rights	$ 269,802	$ 221,119
Accumulated Depletion - Mineral Rights	(381)	(273)
Fernley Gold - Lower Olinghouse
Mineral Rights	144,308	123,267
Pilot Mountain Resources - Project W
Mineral Rights	199,820	193,043
Pacific Metals - Graysill Claims
Mineral Rights	$ 36,615	$ 33,255

Mineral Rights (Details Narrative) (USD $)	1 Months Ended
	Sep. 30, 2011	Feb. 28, 2011	Dec. 31, 2012	Dec. 31, 2011
Mineral Industries Disclosures [Abstract]
Allocation of costs to undeveloped mineral rights			$ 10,000	$ 10,000
Pilot Mountain Resources asset sale agreement		On February 10, 2011, our subsidiary Pilot Mountain Resources Inc. entered into an Option and Asset Sale Agreement ("Agreement") with Pilot Metals Inc., a subsidiary of Black Fire Minerals of Australia, whereby Pilot Metals has secured an option on the Project W Tungsten claims. The basic monetary terms of the Agreement called for Pilot Metals to pay PMR $50,000 for a 100 day due diligence period on the mining claims. The option payment was received on signing the agreement and recorded as income. Within the initial 100 day option period, Pilot Metals had the right to exercise an additional 24 month option on the claims by paying a further $450,000. During the 24 month option period, Pilot Metals may conduct physical due diligence work including sampling, drilling or any other work on the claims it deems necessary. The right for an additional 24 months option period was exercised and a payment of $450,000 was received on September 9, 2011 and recorded as income. At any point prior to the conclusion of the 24 month option period, Pilot Metals may exercise an option and election to either purchase 100% of the claims, for $1,500,000, paid as three annual installments of $500,000 each, and an additional $1,000,000 payment on the commencement of commercial mining operations, or Pilot Metals may elect to enter into a joint venture with Pilot Mountain Resources for the mining claims by paying a further $1,000,000 to PMR paid as two annual $500,000 installments, with each company owning 50% of the joint venture. The payments made to PMR are subject to a 15% royalty to Platoro West, Inc.
Proceeds received for due diligence period	$ 450,000	$ 50,000

Plant and Equipment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Building	$ 795,355	$ 795,355
Accumulated Depreciation - Buildings	(590,227)	(507,311)
Equipment	1,007,660	916,582
Accumulated Depreciation - Equipment	(742,111)	(679,837)
Total Plant and Equipment, net	$ 470,677	$ 524,789

Plant and Equipment (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Equipment purchased	$ 106,280	$ 66,972
(Gain) / Loss on Sale of Equipment	0	14,500
Depreciation expense	$ 151,188	$ 152,982

Shareholder Note Payable / Related Party Transactions (Details Narrative) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 02, 2011
Related Party Transactions [Abstract]
Related party unsecured loan payable assigned to non-affiliate				$ 1,000,000
Related party accrued interest on unsecured loan payable assigned to non-affiliate				91,711
Related party interest expense		145,009
Related party total accrued interest		149,066
Conversion of debt, shares	144,000,000
Conversion of debt, amount	180,000	343,000	652,527
Promissory note to related party, interest rate	10.00%
Promissory note to related party, due date	Jan 2, 2014
Promissory note to related party, conversion rate to shares common stock	$ 0.02
Short-term notes payable to related parties		$ 0	$ 203,434
Short-term notes payable to related parties, conversion of debt		5,568,316

Promissory Notes (Details) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Promissory notes, beginning balance		$ 1,388,045	$ 90,000
Promissory notes, proceeds received		1,513,700	807,427
Promissory note, assigned			1,000,000
Promissory notes, interest accrued		103,911	143,145
Promissory notes, payments		0	0
Promissory notes, converted	(180,000)	(343,000)	(652,527)
Promissory notes, assignment of convertible note		(1,492,200)
Promissory notes, ending balance		$ 1,170,456	$ 1,388,045

Promissory Notes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Promissory notes, accrued interest		$ 41,242
Promissory notes, common stock issued on conversion	4,345,000	13,050,580
Promissory notes, accrued interest rate	10.00%	10.00%
Promissory notes, balance	1,170,456	261,142
Promissory notes, remaining accrued interest converted into common stock		32,627
Promissory notes, accrued interest including interest gifted	24,335	101,903
Promissory note, payable including accrued interest	1,101,903	0
Promissory note, interest rate	12.00%
Promissory notes, assignment to a third party, principal	1,341,900
Promissory notes, assignment to a third party, accrued interest	150,300
Promissory note, converted to shares	$ 51,000
Promissory note, converted to common stock	2,040,000

Financing (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note A - December 2, 2011
Convertible Notes carrying value beginning of period	$ 135,301
Derivative Liability - fair value		520,940
Accelerated amortization of derivative liability on conversion	(100,699)	(420,241)
Conversion to shares	(368,500)	(140,000)
Discount amortization	329,425
Unamortized debt discount		(329,425)
Accrued interest	4,473	4,027
Convertible note face value issued or assigned		500,000
Convertible Notes carrying value end of period	0	135,301
Note B - January 27, 2012
Convertible Notes carrying value beginning of period	0
Derivative Liability - fair value	269,592
Accelerated amortization of derivative liability on conversion	(269,592)
Discount on notes	(150,000)
Conversion to shares	(153,015)
Discount amortization	150,000
Accrued interest	3,015
Convertible note face value issued or assigned	150,000
Convertible Notes carrying value end of period	0
Note C - March 6, 2012
Convertible Notes carrying value beginning of period	0
Derivative Liability - fair value	166,276
Accelerated amortization of derivative liability on conversion	(166,276)
Discount on notes	(75,000)
Conversion to shares	(76,923)
Discount amortization	75,000
Accrued interest	1,923
Convertible note face value issued or assigned	75,000
Convertible Notes carrying value end of period	0
Note D - March 30, 2012
Convertible Notes carrying value beginning of period	0
Derivative Liability - fair value	294,731
Accelerated amortization of derivative liability on conversion	(294,731)
Discount on notes	(162,102)
Conversion to shares	(167,014)
Discount amortization	162,102
Accrued interest	4,912
Convertible note face value issued or assigned	162,102
Convertible Notes carrying value end of period	0
Note E - April 23, 2012
Convertible Notes carrying value beginning of period	0
Derivative Liability - fair value	325,741
Accelerated amortization of derivative liability on conversion	(325,741)
Discount on notes	(233,098)
Conversion to shares	(243,447)
Discount amortization	233,098
Accrued interest	10,349
Convertible note face value issued or assigned	233,098
Convertible Notes carrying value end of period	0
Note F - May 8, 2012
Convertible Notes carrying value beginning of period	0
Derivative Liability - fair value	761,671
Accelerated amortization of derivative liability on conversion	9,165,602
Discount on notes	(500,000)
Conversion to shares	(220,000)
Discount amortization	383,333
Accrued interest	39,161
Convertible note face value issued or assigned	500,000
Convertible Notes carrying value end of period	10,129,767
Note G - July 18, 2012
Convertible Notes carrying value beginning of period	0
Derivative Liability - fair value	31,082
Accelerated amortization of derivative liability on conversion	607,100
Discount on notes	(18,000)
Discount amortization	8,250
Accrued interest	918
Convertible note face value issued or assigned	18,000
Convertible Notes carrying value end of period	647,350
Note A - July 27, 2012
Convertible Notes carrying value beginning of period	0
Accrued interest	1,767
Convertible note face value issued or assigned	53,000
Convertible Notes carrying value end of period	54,767
Note B - August 2, 2012
Convertible Notes carrying value beginning of period	0
Derivative Liability - fair value	154,088
Accelerated amortization of derivative liability on conversion	(154,088)
Discount on notes	(150,000)
Conversion to shares	(150,000)
Discount amortization	150,000
Convertible note face value issued or assigned	150,000
Convertible Notes carrying value end of period	0
Note C - August 29, 2012
Convertible Notes carrying value beginning of period	0
Accrued interest	933
Convertible note face value issued or assigned	35,000
Convertible Notes carrying value end of period	35,933
Note D - September 10, 2012
Convertible Notes carrying value beginning of period	0
Derivative Liability - fair value	86,538
Accelerated amortization of derivative liability on conversion	(86,538)
Discount on notes	(75,000)
Conversion to shares	(75,000)
Discount amortization	75,000
Convertible note face value issued or assigned	75,000
Convertible Notes carrying value end of period	0
Note E - September 10, 2012
Convertible Notes carrying value beginning of period	0
Accrued interest	2,093
Convertible note face value issued or assigned	78,500
Convertible Notes carrying value end of period	80,593
Note F - November 2, 2012
Convertible Notes carrying value beginning of period	0
Accrued interest	500
Convertible note face value issued or assigned	37,500
Convertible Notes carrying value end of period	38,000
Note G - October 25, 2012
Convertible Notes carrying value beginning of period	0
Derivative Liability - fair value	66,183
Accelerated amortization of derivative liability on conversion	(66,183)
Discount on notes	(40,000)
Conversion to shares	(40,000)
Discount amortization	40,000
Convertible note face value issued or assigned	40,000
Convertible Notes carrying value end of period	0
Note H - November 9, 2012
Convertible Notes carrying value beginning of period	0
Derivative Liability - fair value	123,438
Accelerated amortization of derivative liability on conversion	(123,438)
Discount on notes	(40,000)
Conversion to shares	(40,000)
Discount amortization	40,000
Convertible note face value issued or assigned	40,000
Convertible Notes carrying value end of period	0
Note I - December 5, 2012
Convertible Notes carrying value beginning of period	0
Derivative Liability - fair value	191,755
Accelerated amortization of derivative liability on conversion	(191,755)
Discount on notes	(49,000)
Conversion to shares	(9,000)
Discount amortization	49,000
Convertible note face value issued or assigned	49,000
Convertible Notes carrying value end of period	40,000
Note J - December 11, 2012
Convertible Notes carrying value beginning of period	0
Accrued interest	217
Convertible note face value issued or assigned	32,500
Convertible Notes carrying value end of period	$ 32,717

Financing (Details Narrative) (USD $)	5 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities Disclosure [Abstract]
Terms of Convertible Note Payable Assigned to Non-Affiliate			On December 2, 2011, the Company agreed to the assignment of $500,000 in principal amount of an outstanding note, which represents a portion of the note the Company issued to the original debt holder on January 2, 2011. The assignment was to a third party that is not affiliated with the Company.
Assignment of note payable	$ 354,000	$ 987,900	$ 500,000
Note payable conversion rate discount	0.47	0.42	0.45
Note payable interest rate		8.00%	12.00%
Note payable default interest rate			24.99%
Note payable prepayment premium provision			50% premium of amounts being repaid
Note payable potential issuance of common shares upon conversion			50,000,000
Note payable assigned accrued interest		150,300
Shares issued upon conversion of debt, value		314,000
Shares issued upon conversion of debt, shares		6,230,202
Convertible notes issued		$ 276,500

Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 16,623,152	$ 1,494,150	$ 949,914	$ 1,487,666	$ 2,683,371	$ 6,079,380	$ 9,246,058	$ 5,214,449	$ 920,240	$ 233,661	$ 26,326	$ 36,907
Net operating loss carryforwards, expiration	2032	2031	2030	2029	2028	2027	2026	2025	2024	2018	2017	2016

Income Taxes (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Deferred tax asset, net operating losses	$ 0	$ 15,298,393
Valuation allowance	0	(15,298,393)
Net deferred tax asset	$ 0	$ 0

Income Taxes (Details 3) (USD $)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Expected Provision (based on statutory rate)	$ (5,651,872)
Difference between 2011 NOL estimate and actual	(38,037)
Increase/(decrease) in valuation allowance	5,689,909
Total actual provision	$ 0

Income Taxes (Details 4) (USD $)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Unrecognized tax benefit, beginning of period	$ 0
Additions based on tax positions related to the current year	0
Additions based on tax positions related to prior years	0
Reductions for tax positions of prior years	0
Reductions due to expiration of statute of limitations	0
Unrecognized tax benefit, end of period	$ 0

Common Stock (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Common shares issued, value	$ 314,000
Common shares issued, shares	6,230,202
Common shares issued for services, value	47,600
Conversion of Convertible Notes
Common shares issued, value	1,542,899	140,000
Common shares issued, shares	53,446,582	779,547
Conversion of Promissory Notes
Common shares issued, value	343,000	652,527
Common shares issued, shares	4,345,000	652,529
Shares Issued for Services
Common shares issued for services, value	47,600	20,000
Common shares issued for services, shares	250,000	50,000
Shares Issued for Accrued Expenses
Common shares issued, value	637,440
Common shares issued, shares	25,497,619
Shares Issued for Note Payable
Common shares issued, value	180,000
Common shares issued, shares	7,200,000
Shares Issued for Related Party Note Payable
Common shares issued, value	106,234
Common shares issued, shares	4,249,340
Shares Issued for Settlement Payment
Common shares issued, value		$ 60,000
Common shares issued, shares		100,000

Operating Leases (Details) (USD $)	Dec. 31, 2012
Leases [Abstract]
December 31, 2013	$ 40,000
December 31, 2014	40,000
December 31, 2015	40,000
December 31, 2016	40,000
December 31, 2017	40,000
Total future lease committments	$ 200,000

Operating Leases (Details Narrative) (USD $)	1 Months Ended	12 Months Ended
	Oct. 31, 2003	Dec. 31, 2012	Dec. 31, 2011
Leases [Abstract]
Operating lease with Corporate Creditors Committee LLC	The Company has leased approximately 440 acres of privately owned land adjacent to its staked prospects from Corporate Creditors Committee LLC, by lease dated October 1, 2003. The Company paid an advance royalty of $7,500 for the first year, which amount is increased by $2,500 in each of the next five years to be $20,000 in the sixth year. For the last four years of the lease, the advance royalty is $20,000 per year. If the lease is renewed, the annual advance royalty is $20,000. The advance royalty is credited to and recoverable from the production rental amounts. The royalty is the greater of a 4% net smelter royalty or $0.50 per yard of material processed. The lease is for 10 years with a renewal option for another 10 years.
Nevada Rae Gold Lease			In 2011, Nevada Rae Gold ("NRG") entered into a lease agreement to lease a 100% interest in 45 mining claims covering approximately 2,000 acres in Lander County, Nevada. The lease calls for NRG to pay the claim owners a gross royalty of 4% on gold sales or $0.50 per yard of gravels mined, whichever is greater. NRG will be required to make annual minimum advance royalty payments of $20,000. The term of the lease is for 10 years with an option for NRG to extend the term for a further 10 years.
Mobile office monthly rent		$407 per month
Mobile office rent expense		$ 4,884	$ 4,888

Non-Controlling Interest (Details Narrative)	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest [Abstract]
Pacific Metals Corp. dividend	5,000,000
Pacific Metals Corp. dividend, distribution ratio	1 share of Pacific Metals Corp. for every 420 shares of Pacific Gold Corp.
Controlling interest	75.60%

Legal Proceedings (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Black Mountain Equities Inc. complaint	$ 445,090
Black Mountain Equities Inc., actions taken	Black Mountain Equities sought monetary damages that the exercise price of the warrant was not properly adjusted. The plaintiff filed a motion to withdraw its claims with prejudice.
Pacific Gold, actions taken	Pacific Gold continues to pursue its counterclaims against the plaintiffs seeking declaratory judgement that the warrant was not exercisable.
Nevada Rae Gold, Inc. outstanding tax obligation	$ 212,000

Going Concern (Details Narrative) (USD $)	Dec. 31, 2012
Going Concern
Negative working capital	$ 13,532,857

Subsequent Events (Details Narrative) (USD $)	3 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Reverse stock split	193,383,727
Conversion of stock, value	$ 488,920
Conversion of stock, shares	45,242,538
Promissory notes issued	$ 108,000